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As Filed with the Securities and Exchange Commission on August 23, 2001

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Registration No. 333-75157
811-08635

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

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Post-Effective Amendment No. 5	[X]

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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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Amendment No. 40	[X]

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Variable Account A

(Exact Name of Registrant)

Keyport Benefit Life Insurance Company

(Name of Depositor)

125 High Street, Boston, Massachusetts 02110

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code: 617-526-1400

Bernard R. Beckerlegge, Esq.

Keyport Benefit Life Insurance Company

125 High Street

Boston, MA 02110

(Name and Address of Agent for Service)

Copies to:

Joan E. Boros, Esq.

Jorden Burt Boros Cicchetti Berenson & Johnson LLP

1025 Thomas Jefferson Street, N.W.

Washington, DC 20007

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

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It is proposed that this filing will become effective:

( ) immediately upon filing pursuant to paragraph (b) of Rule 485

( ) on [date] pursuant to paragraph (b) of Rule 485

( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485

(X) on September 4, 2001 pursuant to paragraph (a)(1) of Rule 485

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Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

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Exhibit List on Page ____

CONTENTS OF REGISTRATION STATEMENT

The Facing Sheet

The Contents Page

Cross-Reference Sheet

PART A

Prospectus

PART B

Statement of Additional Information

PART C

Items 24 - 32

The Signatures

Exhibits

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This Amendment No. 5 to the Registration Statement on Form N-4 (File Nos. 333-75157, 811-08635) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Post-Effective Amendment No. 4 to the Registration Statement, which was filed on April 27, 2001. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 4 to the Registration Statement.

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PART A

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THE NEW YORK KEYPORT CHARTER VARIABLE ANNUITY

Group Flexible Purchase Payment

Deferred Variable Annuity Contracts

Issued by

Variable Account A

of

Keyport Benefit Life Insurance Company

Supplement dated September [4], 2001

to

Prospectus dated May 1, 2001

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This supplement contains information concerning:

(1)	new death benefit provisions, and
(2)	certain other matters.

The new death benefit provisions described in Section I below will apply to all Certificates issued on or after the date of this supplement. For Certificates issued prior to the date of this supplement, the death benefit provisions described in the prospectus dated May 1, 2001 will apply.

The other changes described in Section II below are applicable as of the date of this supplement to all Certificates whenever issued.

I.	New Death Benefit Provisions

A.

"Death Provisions for Non-Qualified Certificates" and "Death Provisions for Qualified Certificates", at pages 28-32 of the prospectus are deleted in their entirety and replaced with the following provisions:

DEATH PROVISIONS

Death of a Covered Person

This section describes who under different scenarios owns the Certificate after a death and what rights that Owner has, who will become the new Annuitant, if applicable, and when we calculate the death benefit. Your and the Designated Beneficiaries rights in various scenarios are described below.

As explained in more detail below, in general, upon the death of a Covered Person, the Designated Beneficiary may choose to surrender the Certificate for the death benefit or continue the Certificate for a specified period. In addition, in certain circumstances if your spouse continues the Certificate upon your death, we will (a) if applicable, "top up" the value of the Certificate so that it equals the death benefit at your death, and (b) we will pay a death benefit under the Certificate at the death of your spouse.

Covered Persons are you, or any joint Certificate Owner(s), or the Annuitant. If there is a non-natural Certificate Owner, such as a trust, the Annuitant is the sole Covered Person. Upon the death of any Covered Person while the Certificate is In Force, the Designated Beneficiary will become the new Certificate Owner. The Designated Beneficiary is determined in the following order: you; the joint Certificate Owner(s); the primary beneficiary(ies); the contingent beneficiary(ies); and your estate. If you and one or more joint Certificate Owners are alive, all such persons will be the Designated Beneficiary.

The death benefit does not affect the Certificate Value prior to the death of a Covered Person, but it may increase it after such a death. We calculate a death benefit on the date we receive both due proof of death and a written request from the Designated Beneficiary to surrender or continue the Certificate. If the Certificate is being continued and the calculated death benefit is greater than the Certificate Value on the date of calculation, we add the difference to the Certificate Value. We allocate this additional amount to the Variable Account and/or the Fixed Account based on the current purchase payment allocation selection then in effect. During any period following a relevant death while the Certificate is continued and in effect, the Designated Beneficiary may exercise all ownership rights, including the right to make purchase payments, to make transfers and partial withdrawals, and to surrender the Certificate for its Certificate Withdrawal Value, as it may be adjusted.

The following paragraphs describe more specifically the consequences of the death of different types of Covered Persons.

If the decedent was the Certificate Owner and the decedent's surviving spouse is the sole Designated Beneficiary, or if the decedent was the Annuitant and the decedent's surviving spouse is the sole Certificate Owner, the surviving spouse may either surrender the Certificate or continue it until his or her death, or the death of the Annuitant, if a different person. We calculate the death benefit after the death when the surviving spouse elects to surrender or continue the Certificate. If the surviving spouse elects to continue the Certificate and the death benefit is greater than the Certificate Value, we will increase the Certificate Value to equal the death benefit as described above.

If the Certificate is continued and if the decedent was also the Annuitant, the new Annuitant will be any living contingent Annuitant, or if none, the decedent's surviving spouse.

Upon the death of the new Annuitant or the surviving spouse, the Designated Beneficiary may choose either to surrender the Certificate or continue it for a period not to exceed five years from the date of death. If the second decedent is the first decedent's surviving spouse, we calculate the death benefit after this second death, when the Designated Beneficiary elects to surrender or continue the Certificate. If the Designated Beneficiary elects to continue the Certificate and the death benefit is greater than the Certificate Value, we will increase the Certificate Value to equal the death benefit. For this second death, the method of calculating the death benefit is modified as described in the section below headed "Death Benefit During the Spousal Continuation Period". We will not calculate and pay a second death benefit if the first decedent's surviving spouse changes his or her sole ownership of the Certificate before his or her death.

We will not pay a death benefit after any subsequent (e.g., third) death.

If the decedent was the Certificate Owner and the decedent's surviving spouse is not the sole Designated Beneficiary,

the Designated Beneficiary as new Owner may either surrender the Certificate or continue it for a period not to exceed five years from the date of death. We calculate the death benefit after the death of the Certificate Owner, when the Designated Beneficiary elects to surrender or continue the Certificate. If the Designated Beneficiary elects to continue the Certificate, we may increase the Certificate Value to equal the death benefit as described above, but we will not pay a second death benefit upon a death during the continuation period.

If the decedent was the Annuitant but not a Certificate Owner, you are not the decedent's surviving spouse and the sole Certificate Owner, and you and any joint Certificate Owner(s) are all natural persons, all such persons as the Designated Beneficiary may either surrender the Certificate or continue it until the death of a Certificate Owner or the new Annuitant. We calculate the death benefit after the death of the Annuitant when the Designated Beneficiary elects to surrender or continue the Certificate. If the Designated Beneficiary elects to continue the Certificate, we may increase the Certificate Value to equal the death benefit as described above, but we will not pay a second death benefit upon a subsequent death.

If the decedent was the Annuitant but not a Certificate Owner, and you or any joint Certificate Owner(s) is a non-natural person, such as a trust,

all such persons as the Designated Beneficiary become the new Certificate Owner and may either surrender the Certificate or continue it for a period not to exceed five years from the date of death. We calculate the death benefit after the death of the Annuitant, when the Designated Beneficiary elects to surrender or continue the Certificate. If the Designated Beneficiary elects to continue the Certificate, we may increase the Certificate Value to equal the death benefit as described above, but we will not pay a second death benefit upon a death during the continuation period.

If the Certificate is still in effect at the end of a five-year continuation period, we will pay the Certificate Value less any premium taxes to the Designated Beneficiary. If the Designated Beneficiary is not alive, we will pay any person(s) named in writing by the Designated Beneficiary; otherwise we will pay the estate of the Designated Beneficiary.

If the Certificate is issued under a Qualified Plan, it may continue for the time period permitted by the Internal Revenue Code, which may be longer that the five-year continuation period specified above.

Standard Death Benefit

The standard death benefit for a Covered Person is the greatest of:

o	the current "net purchase payment death benefit", less any premium taxes,

o	the current "High Anniversary Value", less any premium taxes, and

o	the current Certificate Value, less any premium taxes.

Net Purchase Payment Death Benefit. The net purchase payment death benefit is:

o	the initial purchase payment, plus

o	any additional purchase payments made prior to the death benefit calculation date, less

o	any partial withdrawals (including any applicable surrender charges) made prior to the death benefit calculation date.

High Anniversary Value. On the Certificate Date, we will determine if any Covered Person is attained age 80 or older. If so, the "High Anniversary Value" will not apply upon his or her death. Thus, in "Standard Death Benefit" above, the "High Anniversary Value" shall be zero. Also, the "High Anniversary Value" shall be zero if a Covered Person, regardless of age, dies within the first Certificate Year. This zero treatment effectively changes the death benefit applicable to the particular Covered Person from the greatest of three defined amounts to the greater of just two of those amounts.

We calculate the High Anniversary Value as follows. On the first Certificate Anniversary, the High Anniversary Value for each applicable Covered Person equals the Certificate Value. Thereafter, we recalculate the High Anniversary Value on:

(a)	each day there is a purchase payment or withdrawal; and

(b)	each Certificate Anniversary, until such Covered Person attains age 81.

When we receive a purchase payment or pay a withdrawal, we adjust the High Anniversary Value by:

o	adding any additional purchase payments made that day; and

o	subtracting the following amount for each withdrawal made that day:
(i)	the amount of the withdrawal (including any applicable surrender charge),

(ii)	divided by the Certificate Value immediately before the withdrawal, and

(iii)	multiplied by the "High Anniversary Value" immediately before the withdrawal.

On the second and each subsequent Certificate Anniversary until the Covered Person has attained age 81, we adjust the High Anniversary Value by comparing the then-current Certificate Value with the then-current High Anniversary Value, adjusted as described above. If the then-current Certificate Value exceeds the adjusted High Anniversary Value, the then-current Certificate Value will become the new High Anniversary Value.

After a Covered Person has attained age 81, we will no longer adjust the High Anniversary Value to reflect changes in the Certificate Value, except as set forth below with respect to adding or changing a Covered Person. Thereafter, however, until the date of death, we will continue to adjust, as described above, the High Anniversary Value to reflect purchase payments and/or withdrawals.

Between the date of death and the calculation of the Death Benefit upon receipt of the Designated Beneficiary's request to surrender for the death benefit or continue the Certificate, we will further adjust the High Anniversary Value for each applicable Covered Person by adding purchase payments and/or subtracting withdrawals. Withdrawals are subtracted on a dollar-for-dollar basis as described above with respect to the net purchase payment death benefit. We will not adjust the High Anniversary Value to reflect changes in the Certificate Value between the date of death and the calculation of the Death Benefit.

You may add or replace any Covered Person. If the new Covered Person had attained age 80 as of the Certificate Date, the High Anniversary Value will not apply at the death of the new Covered Person. Also, if at the time you add or replace a Covered Person all of the existing Covered Persons have survived until the Certificate Anniversary immediately preceding the date they attain age 81, the High Anniversary Value for the new Covered Person will equal the High Anniversary Value of the youngest of the other Covered Persons. We will adjust that High Anniversary Value only as described above to reflect the addition of purchase payments and/or the subtraction of withdrawals.

Death Benefit During the Spousal Continuation Period

As explained above, if the Certificate Owner dies and the decedent's spouse is the sole Designated Beneficiary or if the Annuitant dies and the decedent's spouse is the sole Certificate Owner, the spouse may choose to continue the Certificate. The date upon which we receive due proof of death and the spouse's written request to continue the Certificate is called the "Continuation Date", and the period after the Continuation Date while the Certificate remains in force is called the "Continuation Period".

Upon the death of the surviving spouse during the Continuation Period while he or she is still the sole Certificate Owner, the method of calculating the death benefit is modified as described below.

For purposes of calculating the "Net Purchase Payment Death Benefit,"

o	the initial purchase payment will be the death benefit calculated as of the Continuation Date; and

o	only purchase payments and withdrawals occurring after the Continuation Date will be included in the calculation.

For purposes of calculating the "High Anniversary Value",

o	the High Anniversary Value will be zero if the surviving spouse is attained age 80 or older upon the Continuation Date; and

o

as to a younger surviving spouse, only Certificate Anniversaries occurring after the Continuation Date will be taken into consideration. The High Anniversary Value shall be zero if the surviving spouse dies before the first Certificate Anniversary in the Continuation Period. On the first Certificate Anniversary after the Continuation Date, the High Anniversary Value for the surviving spouse will equal the Certificate Value. Thereafter we will adjust and recalculate the High Anniversary Value as described in the section entitled "High Anniversary Value" above.

Systematic Withdrawal and Systematic Investment Programs

After we receive due proof of death or receive information about a death that we reasonably believe to be true, we will end any systematic withdrawal program and/or systematic investment program except as follows:

o	for systematic withdrawals, the Designated Beneficiary is a Certificate Owner who requested us to begin the program and/or has been the sole or joint recipient of the payments

o	for systematic investments, the decedent is a non-owner Annuitant.

If we end your systematic withdrawal program based on the above but have paid any systematic withdrawal(s) after death to a person other than the Designated Beneficiary, we will use reasonable efforts to have the recipient return the systematic withdrawal amount(s) so that it may be paid to the Designated Beneficiary or added to the Certificate Value if the Designated Beneficiary elects to continue the Certificate. If the recipient does not return the payment(s), we are not responsible to pay the Designated Beneficiary for those payments.

Payment of Death Benefit

Instead of receiving a lump sum, you or any Designated Beneficiary may direct us in writing to pay any surrender Death Benefit of $5,000 or more under an annuity payment option that meets the following:

o	the first payment to the Designated Beneficiary must be made no later than one year after the date of death; and

o	payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy.

For example, Annuity Options A and B can meet these criteria, provided that any guaranteed payments are not scheduled to continue past the Designated Beneficiary's life expectancy. If the Designated Beneficiary dies before all guaranteed payments have been made, the successor payee may not extend the period of time during which the remaining payments are to be made.

II.	Other Changes

A.	The following definitions should be added to the section entitled "Definitions" on page 3 of the prospectus:

Attained Age: The age of an individual, in years, as of their last birthday.

Net Asset Value: The difference between the value of assets and the amount of liabilities.

B.	The third paragraph under the section headed "Keyport Benefit and the Variable Account" on page 15 of the prospectus should be replaced with the following:

On November 1, 2000, Liberty Financial Companies, Inc., a Massachusetts corporation ("LFC"), our indirect corporate parent, issued a press release stating that it has retained CS First Boston to help explore strategic alternatives, including the possible sale of LFC. On May 2, 2001, LFC signed a definitive agreement to sell its annuity and bank marketing businesses, which include Keyport Benefit, to Sun Life Financial Services of Canada Inc. ("Sun Life"). The transaction is subject to customary conditions to closing, including receipt of approvals by various state insurance regulators in the United States, certain other regulatory authorities in the United States and Canada and LFC's shareholders. The transaction is expected to close in the second half of 2001.

C.	The following sentences should be added at the end of the fourth paragraph of the section headed "Partial Withdrawals and Surrender" on page 32 of the prospectus:

A partial withdrawal or total surrender of variable payout Option A may be subject to surrender charges, as described in "Deductions for Surrender Charge". The "free withdrawal amounts" described in that section are not applicable. Thus, the surrender charge equals the applicable surrender charge percentage(s) multiplied by:

o	for a partial withdrawal, the withdrawal amount; and

o	for a total surrender, the Certificate's remaining purchase payment(s).

See "Annuity Payments" in "Tax Status" for the manner in which partial withdrawals may be taxed.

D.	The following paragraph should be added at the end of "Annuity Payments" on page 37 of the prospectus:

The Code does not specifically address partial withdrawals from annuity payments. Based on a private letter ruling issued by the Internal Revenue Service ("IRS") in 2000, it is our intention to report as taxable income the portion of any partial withdrawal from variable annuity Option A that does not exceed immediately before the partial withdrawal the present value of remaining payments less the Certificate's remaining cost basis. Under this approach, a partial withdrawal of $10,000 when the present value is $150,000 and the remaining cost basis is $145,000 would result in taxable income of $5,000 being reported. Since private letter rulings do not bind the IRS, the IRS could take the position that the Code requires the full amount of the partial withdrawal ($10,000 in the example) to be treated as taxable income. Under either approach to determining the taxable income associated with a partial withdrawal, some taxpayers, such as those under age 59 1/2, could be subject to additional tax penalties. Because of the potential for adverse tax results as described above, you should carefully consider, prior to making a partial withdrawal, your need for funds from the Certificate and the tax implications. You should also consult your tax adviser prior to making a partial withdrawal.

E.	The following section should be added at the end of the section entitled "Tax Status" beginning on page 36 of the prospectus:

Status of Death Benefits in IRAs. Federal tax law with respect to Individual Retirement Accounts prohibits investment in life insurance contracts by such Accounts. The tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of the total premiums paid for the contract (net of prior withdrawals) or the contract's cash value.

Federal tax law with respect to Individual Retirement Annuities does not specifically limit the death benefit that may be provided under such Annuities. We believe that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. However, it might be inferred from the regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of the total premiums paid for the contract (without interest) or the contract's cash value.

In certain circumstances, the death benefit payable under the Certificate may exceed both the total premiums paid (net of prior withdrawals) and the cash value of the Certificate. The Internal Revenue Service has stopped issuing favorable opinion letters with respect to Individual Retirement Annuities that provide death benefits that can exceed the greater of the total premiums paid for the contract (net of prior withdrawals) or the contract's cash value. Although we believe that the use of enhanced death benefits should not result in adverse tax treatment, we can give no assurance that the IRS will approve the Certificate as an Individual Retirement Annuity. If the Certificate fails to qualify as an Individual Retirement Annuity, then you could be taxable on the entire balance of your Individual Retirement Annuity and could also be subject to a 10% penalty tax if you are under age 59 1/2. You should consult a qualified tax adviser before purchasing the Certificate as an Individual Retirement Annuity.

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Client Service Hotline
800-367-3653

Distributed by:
Keyport Financial Services Corp.
125 High Street
Boston, Massachusetts 02110

NYKC.SUP(2)	09/01

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PART C

Item 24. Financial Statements and Exhibits

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++	(a)	Statutory-Basis Financial Statements:
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Variable Account A:
Statement of Assets and Liabilities - December 31, 2000
Statement of Operations and Changes in Net Assets for the year ended December 31, 2000 and 1999
Notes to Financial Statements
Keyport Benefit Life Insurance Company:
Balance Sheet -- Statutory Basis for the years ended December 31, 2000 and 1999.
Statement of Operations -- Statutory Basis for the years ended December 31, 2000 and 1999.
Statement of Capital and (Deficit) Surplus -- Statutory Basis for the years ended December 31, 2000 and 1999.
Statement of Cash Flows -- Statutory Basis for the years ended December 31, 2000 and 1999.
Notes to Statutory-Basis Financial Statements

	(b)	Exhibits:

*	(1)	Resolution of the Board of Directors establishing Variable Account A

	(2)	Not applicable

*	(3a)	Form of Principal Underwriter's Agreement

*	(3b)	Specimen Agreement between Principal Underwriter and Dealer

*	(4a)	Form of Group Variable Annuity Contract of Keyport Benefit Life Insurance Company

*	(4b)	Form of Group Variable Annuity Certificate of Keyport Benefit Life Insurance Company

*	(4c)	Form of Tax-Sheltered Annuity Endorsement

*	(4d)	Form of Individual Retirement Annuity Endorsement

*	(4e)	Form of Corporate/Keogh 401(a) Plan Endorsement

*	(4f)	Form of Unisex Endorsement

*	(4g)	Form of Qualified Plan Endorsement

***	(4h)	Specimen Group Variable Annuity Contract of Keyport Benefit Life Insurance Company

***	(4i)	Specimen Variable Annuity Certificate of Keyport Benefit Life Insurance Company
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	(4j)	Form of Death Benefit Endorsement
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*	(5a)	Form of Application for a Group Variable Annuity Contract

*	(5b)	Form of Application for a Group Variable Annuity Certificate

**	(6a)	Articles of Incorporation of Keyport Benefit Life Insurance Company

**	(6b)	By-Laws of Keyport Benefit Life Insurance Company

	(7)	Not applicable

*	(8a)	Form of Participation Agreement

**	(8b)	Participation Agreement By and Among Keyport Benefit Life Insurance Company, Keyport Financial Services Corp., and SteinRoe Variable Investment Trust

***	(8c)	Participation Agreement Among The Alger American Fund, Keyport Benefit Life Insurance Company, and Fred Alger and Company, Incorporated

#	(8d)	Participation Agreement Among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc., Alliance Capital Management L.P., and Keyport Benefit Life Insurance Company

***	(8e)	Participation Agreement By and Among Keyport Benefit Life Insurance Company, Keyport Financial Services Corp., and Liberty Variable Investment Trust

****	(8f)	Participation Agreement By and Among AIM Variable Insurance Funds, Inc., Keyport Benefit Life Insurance Company, on Behalf of Itself and its Separate Accounts, and Keyport Financial Services Corp.

#	(8g)	Participation Agreement Among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Keyport Benefit Life Insurance Company

***	(8h)	Participation Agreement Among MFS Variable Insurance Trust, Keyport Benefit Life Insurance Company, and Massachusetts Financial Services Corp.

##	(8i)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Keyport Benefit Life Insurance Company

##	(8j)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Keyport Benefit Life Insurance Company

##	(8k)	Participation Agreement Among Rydex Variable Trust, PADCO Financial Services, Inc. and Keyport Benefit Life Insurance Company

####	(8l)	Participation Agreement Among Wanger Advisors Funds, Wanger Asset Management L.P. and Keyport Benefit Life Insurance Company

#	(9)	Opinion and Consent of Counsel
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++	(10)	Consent of Independent Auditors
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	(11)	Not applicable

	(12)	Not applicable
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+++	(13)	Schedule for Computations of Performance Quotations
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+	(15)	Chart of Affiliations

#	(16)	Powers of Attorney

*	(17)	Specimen Tax-Sheltered Annuity Acknowledgement

*	(18)	Form of Administrative Services Agreement

*	Incorporated by reference to Registration Statement (Files No. 333-45727; 811-08635) filed on or about February 6, 1998.

**	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about June 15, 1998.

***	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about June 30, 1998.

****	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about July 23, 1998.

#	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (Files No. 333-75157; 811-08635) filed on or about June 16, 1999.

##	Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about May 31, 2000.

###	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement (Files No. 333-75157; 811-08635) filed on or about May 31, 2000.

####	Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement (File Nos. 333-45727, 811-08635) filed on or about October 16, 2000.

+	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement (File Nos. 333-84701, 811-07543) filed on or about November 15, 2000.
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++	Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement (File Nos. 333-75157, 811-08635) filed on or about April 27, 2001.

+++	To be Filed by Amendment.

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Item 25. Officers and Directors of the Depositor.

Name and	Position and Offices
Business Address*	with Depositor

William P. Donohue	Director
Senior Advisor
Bentley Associates LP
1155 Avenue of the Americas
New York, NY 10036

J. Andrew Hilbert	Director
SVP, CFO & Treasurer
Liberty Financial Companies, Inc.
Federal Reserve Plaza
600 Atlantic Avenue, 24th Floor
Boston, MA 02110

Jeff S. Liebmann	Director
Partner
Dewey Ballantine LLP
1301 Avenue of the Americas
New York, NY 10019-6092

Christopher C. York	Director
Principal
C.C. York Company
200 Rector Place, 18-E
New York, NY 11280-1101

Philip K. Polkinghorn	Director and President

Paul H. LeFevre, Jr.	Director and Chief Operating Officer

Bernard R. Beckerlegge	Director, Senior Vice President and General Counsel

Stewart R. Morrison	Director, Senior Vice President and Chief Investment Officer

William Hayward	Senior Vice President

Bernhard M. Koch	Senior Vice President and Chief Financial Officer

Garth A. Bernard	Vice President

Daniel C. Bryant	Vice President and Assistant Secretary

James P. Greaton	Vice President and Corporate Actuary

James J. Klopper	Vice President and Secretary

Jeffrey J. Lobo	Vice President--Risk Management

Thomas O'Grady	Vice President

Jeffery J. Whitehead	Vice President and Treasurer

Daniel T.H. Yin	Vice President

John G. Bonvouloir	Assistant Vice President

Alan R. Downey	Assistant Vice President

Donald A. Truman	Assistant Secretary

*125 High Street, Boston, Massachusetts 02110, unless noted otherwise

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Depositor controls the Registrant, and is a wholly-owned subsidiary of Keyport Life Insurance Company, which controls KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II.

The Depositor is under common control with Keyport Financial Services Corp. (KFSC), a Massachusetts corporation functioning as a broker/dealer of securities. KFSC files separate financial statements.

The Depositor is under common control with Liberty Advisory Services Corp. (LASC), a Massachusetts corporation functioning as an investment adviser. LASC files separate financial statements.

The Depositor is under common control with Independence Life and Annuity Company ("Independence Life"), a Rhode Island corporation functioning as a life insurance company. Independence Life files separate financial statements.

Chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement (Files No. 333-84701; 811-07543) filed on or about November 15, 2000.

Item 27. Number of Contract Owners.

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As of July 31, 2001, there were 433 qualified contract owners and 503 non-qualified contract owners.

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Item 28. Indemnification.

Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

Keyport Financial Services Corp. (KFSC) is principal underwriter of the SteinRoe Variable Investment Trust and the Liberty Variable Investment Trust, which offer eligible funds for variable annuity and variable life insurance contracts. KFSC is the principal underwriter for Variable Account A of Keyport Benefit Life Insurance Company. KFSC is also principal underwriter for Variable Account J and Variable Account K of Liberty Life Assurance Company of Boston and for the KMA Variable Account, Variable Account A and Keyport Variable Account-I of Keyport Life Insurance Company and for the Independence Variable Annuity Account and Independence Variable Life Account of Independence Life and Annuity Company, which are affiliated companies of Keyport Benefit. KFSC receives no compensation for its services.

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The directors and officers of Keyport Financial Services Corp. are:

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Name and Principal	Position and Offices
Business Address*	with Underwriter

Paul T. Holman	Director and Assistant Clerk

James J. Klopper	Director, President and Clerk

Daniel C. Bryant	Director and Vice President

Rogelio P. Japlit	Treasurer

Donald A. Truman	Assistant Clerk

*125 High Street, Boston, Massachusetts 02110.

Item 30. Location of Accounts and Records.

Keyport Benefit Life Insurance Company, 125 High St., Boston, MA 02110

Keyport Life Insurance Company, 125 High St., Boston, MA 02110

Item 31. Management Services.

Not applicable.

Item 32. Undertakings.

The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Registrant represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it has complied with the provisions of paragraphs (1) - (4) of that letter. Specimen of acknowledgement form used to comply with paragraph (4) is included as Exhibit 17 in this Registration Statement.

Representation

Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this Registration Statement.

SIGNATURES

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Boston and State of Massachusetts, on this 23rd day of August, 2001.

Variable Account A
(Registrant)

By:	Keyport Benefit Life Insurance Company
(Depositor)

By:	/s/ Philip K. Polkinghorn *
Philip K. Polkinghorn
President

*BY:	/s/James J. Klopper	August 23, 2001
	James J. Klopper	Date
Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of Mr. Polkinghorn pursuant to powers of attorney duly executed by him and included as Exhibit 16 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on or about June 16, 1999 (Files No. 333-75157; 811-08635).

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/PHILIP K. POLKINGHORN*	/s/PHILIP K. POLKINGHORN*
PHILIP K. POLKINGHORN	PHILIP K. POLKINGHORN
Chairman of the Board	President

/s/BERNARD R. BECKERLEGGE*	/s/BERNHARD M. KOCH*
BERNARD R. BECKERLEGGE	BERNHARD M. KOCH
Director	Chief Financial Officer

/s/WILLIAM P. DONOHUE*
WILLIAM P. DONOHUE
Director

/s/J. ANDREW HILBERT*
J. ANDREW HILBERT
Director

/s/PAUL H. LEFEVRE, JR.*
PAUL H. LEFEVRE, JR.
Director
	*BY: /s/James J. Klopper	August 23, 2001
/s/PETER M. LEHRER*	James J. Klopper	Date
PETER M. LEHRER	Attorney-in-Fact
Director

/s/JEFF S. LIEBMANN*
JEFF S. LIEBMANN
Director

/s/STEWART R. MORRISON*
STEWART R. MORRISON
Director

/s/CHRISTOPHER C. YORK*
CHRISTOPHER C. YORK
Director

* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on or about June 16, 1999 (Files No. 333-75157; 811-08635).

EXHIBIT INDEX

Item		Page

(4j)	Form of Death Benefit Endorsement

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